BUSINESS COMBINATIONS AND DISPOSITION (Tables)	12 Months Ended
Dec. 31, 2022
BUSINESS COMBINATIONS AND DISPOSITION
Schedule of components of purchase price consideration

Cash	$7,500,000
Promissory notes payable	5,500,000
Common stock	1,000,000
Purchase price consideration	$14,000,000

Schedule of assets and liabilities acquired in business combination

Purchase Price
Allocation
Cash and cash equivalents	$252,697
Accounts receivable, net	63,956
Due from factor, net	387,884
Inventory	2,941,755
Prepaid expenses and other current assets	32,629
Property, equipment and software, net	48,985
Goodwill	3,711,322
Intangible assets	7,403,800
Accounts payable	(615,706)
Accrued expenses and other liabilities	(227,321)
Purchase price consideration	$14,000,000

Schedule of fair value of purchase price consideration

Cash	$500,000
Common stock	8,025,542
Contingent consideration	3,421,516
Purchase price consideration	$11,947,058

Schedule of allocation of purchase price in regard to acquisition

Purchase Price
Allocation
Cash and cash equivalents	$24,335
Accounts receivable, net	49,472
Due from factor, net	—
Inventory	77,159
Prepaid expenses and other current assets	69,715
Property, equipment and software, net	83,986
Goodwill	9,681,548
Intangible assets	3,936,030
Accounts payable	(51,927)
Accrued expenses and other liabilities	(107,957)
Purchase price consideration	$11,947,058

Schedule of business acquisition pro forma information

	Year Ended
	December 31,
	2022	2021
Net revenues	$28,519,261	$34,635,426
Net loss	$(42,001,415)	$(33,171,473)
Net loss per common share	$(1,361.50)	$(10,870.25)

June 2023 Disposition
BUSINESS COMBINATIONS AND DISPOSITION
Schedule of assets and liabilities acquired in business combination

	December 31,
	2022	2021
Cash and cash equivalents	$7,666	$12,598
Inventory	102,718	95,155
Accounts receivable, net	45,018	22,010
Goodwill	1,130,310	9,681,548
Intangible assets, net	1,521,265	3,578,182
Other current and non-current assets	62,703	161,740
Accounts payable	81,991	54,981
Accrued expenses and other liabilities	520,195	381,290
Deferred revenue	202,129	276,397
Due to related parties	1,008	21,361
Note payable - related party	129,489	299,489
Loan payable	284,059	148,900

June 2023 Disposition | Discontinued operations
BUSINESS COMBINATIONS AND DISPOSITION
Schedule of assets and liabilities acquired in business combination

	Year Ended
	December 31,
	2022	2021

Net revenues	$3,637,620	$1,819,896
Cost of net revenues	1,241,594	1,888,091
Gross profit (loss)	2,396,026	(68,195)

Operating expenses:
General and administrative	2,303,854	603,007
Sales and marketing	931,650	540,873
Impairment	10,036,238	—
Total operating expenses	13,271,742	1,143,880

Loss from operations	(10,875,716)	(1,212,075)

Other income (expense):
Interest expense	(52,927)	(44,828)
Other non-operating income (expenses)	—	233,030
Total other income (expense), net	(52,927)	188,202

Income tax benefit (provision)	—	—
Net loss from discontinued operations	$(10,928,643)	$(1,023,873)

Weighted average common shares outstanding - basic and diluted	30,852	3,052

Net loss from discontinued operations per common share - basic	$(354.23)	$(335.52)

Stateside
BUSINESS COMBINATIONS AND DISPOSITION
Schedule of fair value of purchase price consideration

Cash	$5,000,000
Common stock	3,403,196
Purchase price consideration	$8,403,196

Schedule of allocation of purchase price in regard to acquisition

Purchase Price
Allocation
Cash and cash equivalents	32,700
Accounts receivable, net	154,678
Due from factor, net	371,247
Inventory	603,625
Prepaid expenses and other current assets	7,970
Deposits	9,595
Property, equipment and software, net	—
Goodwill	2,104,056
Intangible assets	5,939,140
Accounts payable	(374,443)
Accrued expenses and other liabilities	(445,372)
$8,403,196